Related party transactions - Joint ventures and associate entities (Details)	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022
Nippon Calmic Ltd
Joint ventures and associate entities
Ownership interest in associate	49.00%	49.00%
Boecker Public Safety Services - Qatar W.L.L.
Joint ventures and associate entities
Ownership interest in associate	24.50%	24.50%
Boecker Public Health Services Limited
Joint ventures and associate entities
Ownership interest in associate	30.00%	30.00%
Fujian Xunke Pest Control Company Limited
Joint ventures and associate entities
Ownership interest in associate			30.00%
Guangdong Vircon Pest Management Company Limited
Joint ventures and associate entities
Ownership interest in associate			30.00%
Ningbo Yuying Vector Control Company Limited
Joint ventures and associate entities
Ownership interest in associate			30.00%
Guangdong New Hope City Pest Control Company Limited
Joint ventures and associate entities
Ownership interest in associate			30.00%